Other Results of Operations Information (Tables)	12 Months Ended
Nov. 30, 2021
Nonoperating Income (Expense) [Abstract]
Schedule Of Other Income
Other revenue consists of the following (in thousands):

	Year Ended November 30,
	2021	2020	2019

Manufacturing revenues	$538,628	$421,434	$324,659
Income from associated companies classified as other revenues	250,909	23,934	85,169
Revenues of oil and gas production and development businesses	170,569	154,909	175,169
Revenues from sale of real estate	102,297	26,704	32,063
Gain on sale of National Beef	—	—	205,017
Gain on revaluation of our interest in HomeFed	—	—	72,142
Other	148,717	91,144	98,433
	$1,211,120	$718,125	$992,652